Aristotle Multi-Asset Balanced Fund

Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,			Shares,
	Beginning		Sales	Realized	Appreciation	End	Distributions	Interest	End
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Received	Income	of Period
Aristotle Core Bond Fund - Class I	$108,754,345	$5,761,105	$(39,689,748)	$(385,745)	$146,970	$74,586,927	$1,195,292	$—	8,563,367
Aristotle Core Equity Fund - Class I	113,211,347	31,038,556	(6,681,911)	658,918	15,761,193	153,988,103	—	—	8,680,276
Aristotle Core Income Fund - Class I	47,766,622	1,300,107	(23,644,480)	180,456	(175,342)	25,427,363	560,586	—	2,643,177
Aristotle Floating Rate Income Fund - Class I	6,388,325	21,210,141	(487,426)	(8,762)	20,241	27,122,519	99,644	—	2,938,518
Aristotle Growth Equity Fund - Class I	84,646,642	216,391	(35,817,168)	5,405,034	10,914,372	65,365,271	—	—	4,144,913
Aristotle High Yield Bond Fund - Class I	22,251,212	26,503,400	(1,407,640)	(23,021)	140,457	47,464,408	375,443	—	5,198,730
Aristotle International Equity Fund - Class I	25,598,067	7,789,470	(5,392,956)	54,701	2,056,714	30,105,996	—	—	2,192,716
Aristotle Short Duration Income Fund - Class I	44,612,148	311,033	(44,803,922)	474,473	(593,732)	—	457,982	—	—
Aristotle Strategic Income Fund - Class I	—	39,233,720	(245,099)	—	—	38,988,621	—		3,752,514
	$453,228,708	$133,363,923	$(158,170,350)	$6,356,054	$28,270,873	$463,049,208	$2,688,947	$—	38,114,211